Related Parties Balances and Transactions (Details) - Schedule of Related Party Payables Included in Accounts Payable and Accrued Expenses - Related Party [Member] - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Related Parties Balances and Transactions (Details) - Schedule of Related Party Payables Included in Accounts Payable and Accrued Expenses [Line Items]
Payables to related party - Officers	[1]	$ 38	$ 3
Total Payables to related party		$ 38	$ 3

[1]	Relates to Chief Executive Officer’s and Chief Financial Officer’s services